Share Capital and Share Premium Account - Summary of Share Capital and Share Premium (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Classes Of Share Capital And Share Premium [Line Items]
Share capital issued and fully paid beginning balance	5,368,316,062	5,361,307,647	5,355,297,232
Shares Authorised	10,000,000,000	10,000,000,000	10,000,000,000
Issued under employee share schemes	4,237,758	7,008,415	6,010,415
Ordinary shares acquired by ESOP Trusts	0	0
Share capital issued and fully paid ending balance	5,372,553,820	5,368,316,062	5,361,307,647
Equity at beginning of period	£ 4,963,000,000	£ 8,878,000,000	£ 4,936,000,000
Issued under employee share schemes	56,000,000	89,000,000	73,000,000
Equity at end of period	3,489,000,000	4,963,000,000	8,878,000,000
Share premium [member]
Disclosure Of Classes Of Share Capital And Share Premium [Line Items]
Equity at beginning of period	2,954,000,000	2,831,000,000	2,759,000,000
Issued under employee share schemes	55,000,000	87,000,000	72,000,000
Ordinary shares acquired by ESOP Trusts	10,000,000	36,000,000
Equity at end of period	3,019,000,000	2,954,000,000	2,831,000,000
Share capital [member]
Disclosure Of Classes Of Share Capital And Share Premium [Line Items]
Equity at beginning of period	1,342,000,000	1,340,000,000	1,339,000,000
Issued under employee share schemes	1,000,000	2,000,000	1,000,000
Equity at end of period	1,343,000,000	1,342,000,000	1,340,000,000
Share capital [member] | Ordinary shares [member]
Disclosure Of Classes Of Share Capital And Share Premium [Line Items]
Shares Authorised, value	2,500,000,000	2,500,000,000	2,500,000,000
Equity at beginning of period	1,342,000,000	1,340,000,000	1,339,000,000
Issued under employee share schemes	1,000,000	2,000,000	1,000,000
Equity at end of period	£ 1,343,000,000	£ 1,342,000,000	£ 1,340,000,000